EQUITY, SHARE-BASED COMPENSATION AND LIABILITY WARRANTS 10Q (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended					12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 13, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member]	Dec. 31, 2013 2013 Subordinated Notes and Subordinated Convertible Notes [Member]	Jan. 31, 2014 Convertible Promissory Note [Member]	Mar. 31, 2014 Convertible Promissory Note [Member]	Jan. 31, 2014 Convertible Promissory Note [Member] Minimum [Member]	Jan. 31, 2014 Convertible Promissory Note [Member] Maximum [Member]	Jan. 31, 2014 Convertible Debt [Member]	Mar. 31, 2014 Convertible Debt [Member]	Dec. 31, 2012 Options [Member]	Dec. 31, 2012 Options [Member] Each Non-employee Director [Member]	Apr. 30, 2013 Options [Member] Director Serving on Strategic Committee [Member]	Apr. 30, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Jan. 31, 2013 2010 Plan [Member] Options [Member] Each Non-employee Director [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Mar. 31, 2014 Accumulated Deficit [Member]	Dec. 31, 2013 Accumulated Deficit [Member]	Dec. 31, 2012 Accumulated Deficit [Member]	Mar. 31, 2014 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2013 Accumulated Other Comprehensive Loss [Member]	Dec. 31, 2012 Accumulated Other Comprehensive Loss [Member]
Schedule of Share-based Compensation Arrangements by Share-based Payment Award [Line Items]
Stated annual interest rate (in hundredths)		5.00%			5.00%		5.00%	10.00%						5.00%
Proposed reduced interest rate on debt instrument (in hundredths)								5.00%
Maturity date of note							Jul. 31, 2016	Jul. 31, 2016					Jul. 31, 2016
Warrants to purchase shares of common stock (in shares)	162,586	1,714,286			1,714,286		496,060	496,060						1,399,614
Warrants issued to note holders for antidilution protection (in shares)							441,395	441,395
Shares exchanged to purchase shares of common stock (in shares)							1,554,734	1,554,734
Potential annual interest rate if shareholders do not approve increase in the authorized number of shares outstanding by July 1, 2014 (in hundredths)								10.00%
Principal amount on note			$ 100,000							$ 3,300,000				$ 4,900,000
Threshold trading days to consider weighted average price									30 days
Debt Instrument, Convertible, stock price trigger (in dollar per share)											$ 6.00	$ 12.00
Fair value of convertible promissary note at issue date									2,200,000
Fair value of conversion feature of convertible note									500,000
Annual rate of interest accumulation until January 2015 (in hundredths)									1.00%
Annual rate of interest accumulation from February 2015 to January 2016 (in hundredths)									5.00%
Annual rate of Interest accumulation after January 2016 (in hundredths)									10.00%
Effective interest rate (in hundredths)										18.90%
Common stock, shares issued (in shares)	162,586
Common stock issue price (in dollars per share)	$ 5.24
Stock issuance price (in dollars per share)	$ 0.01	$ 5.24			$ 5.24										$ 14.00
Number of shares issued under warrant (in shares)	8,130.00	8,709			8,709
Exercise price per warrant (in dollars per share)	$ 6.55												$ 5.25
Expiration Date of Warrant	Dec. 31, 2018												Mar. 31, 2019				Apr. 30, 2018	Apr. 30, 2023	Jan. 31, 2023
Proceeds from issuance of warrants, net of costs	800,000		4,303,000	0	575,000	3,563,000							4,300,000
Warrants offering Expenses	100,000												600,000
Conversion price (in dollars per share)														$ 5.25
Contribution to Nutra SA													1,000,000
Percentage of common stock underlying the warrants (in hundredths)														15.80%
Proceeds allocated to equity													400,000
Derivative warrant liabilities		1,685,000	5,121,000		1,685,000	4,520,000								400,000
Warrants financing expenses													1,100,000
Interest expense			(1,188,000)	(629,000)	(3,934,000)	(1,926,000)							3,300,000
Increase in value of common stock underlying notes													3,300,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Balance	5,836,000		5,836,000	4,436,000	4,436,000	13,714,000														227,513,000	210,396,000	209,613,000	(219,441,000)	(204,420,000)	(194,911,000)	(2,236,000)	(1,540,000)	(988,000)
Balance (in shares)	2,832,014		2,832,014	1,038,080	1,038,080															2,832,014	1,038,080	1,006,323
Share-based compensation, options			78,000																	78,000			0			0
Stock and warrant offering proceeds, net			764,000		7,617,000															764,000	7,617,000		0	0		0	0
Stock and warrant offering proceeds, net (in shares)		1,714,286														6,090				162,586	1,714,286
Warrant issued in private placement offering			430,000																	430,000			0			0
Foreign currency translation			204,000		696,000	552,000														0	0	0	0	0	0	204,000	696,000	552,000
Net loss			(1,865,000)	(5,813,000)	(15,021,000)	(9,509,000)														0	0	0	(1,865,000)	(15,021,000)	(9,509,000)	0	0	0
Balance		$ 5,836,000	$ 5,447,000		$ 5,836,000	$ 4,436,000														$ 228,785,000	$ 227,513,000	$ 210,396,000	$ (221,306,000)	$ (219,441,000)	$ (204,420,000)	$ (2,032,000)	$ (2,236,000)	$ (1,540,000)
Balance (in shares)		2,832,014	2,994,600		2,832,014	1,038,080														2,994,600	2,832,014	1,038,080